As filed with the Securities and Exchange Commission on June 10, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22358

Rochdale Structured Claims Fixed Income Fund, LLC
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Kurt Hawkesworth
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2013

Item 1. Reports to Stockholders.

A City National Company

Rochdale Structured Claims Fixed Income Fund (RSCFIF)
Semi-Annual Report
March 31, 2013

Dear Fellow Shareholders,

The Rochdale Structured Claims Fixed Income Fund ("RSCFIF" or the "Fund") offers an opportunity for portfolio diversification through an investment in a pool of structured legal settlements with an investment objective that seeks safety of principal and above average current income. The Fund is collateralized by a note secured by cash flows from a diversified pool of annuities, purchased to cover structured legal settlements that have been acquired through a formal legal process from the claimants.  Investment returns are generated by the interest income of cash flow payments received from each underlying annuity.

For the six months ended March 31, 2013, the Fund returned 4.30% and is on track to generate the approximate 7% interest income expected at inception. In addition, the Fund received monthly distribution of capital payments consistent with the planned cash flows during the period.  In the fixed income markets, we believe the balance of risk and reward is much less favorable now than it was coming into 2012.  Bonds certainly can continue to provide safety, diversification, and modest levels of income, but investors should not expect the same type of outstanding returns we witnessed in the 2011-2012 period. In particular, with bond yields so low, we expect the potential impact of adverse headlines is higher than usual as we move into 2013.

While we believe the U.S. economy is on a moderately positive and self-sustaining growth path, the Federal Reserve’s low-rate policy remains a key pillar of support for the market.  No sharp increases in long-term bond yields can be expected anytime soon, with a trading range of 1-3/8% to 2-1/4%. However, repeated new highs in the equity market should produce an upward, but volatile, tilt in long-term interest rates.  At some point a stronger economy, declining unemployment rate, somewhat higher inflation, and the expectation of the Federal Reserve’s reaction to a pickup for inflation may likely bring a sustained rise in long-term interest rates, but we are not there yet.

Still, continuing uncertainty about the future path of U.S. fiscal policy and ongoing worries over European growth and sovereign debt leads us to expect the fixed income market will be somewhat volatile going forward.  Though the fundamentals across a number of fixed income sectors remain relatively sound, the challenge for investors against this uncertain backdrop is how to earn more from their fixed income portfolios without taking on too much risk.  In our minds, U.S. Treasuries, although nominally safe, are paying too low of a yield due to the policy actions taken by the Federal Reserve.  The alternative, however, requires taking more credit risk.  Although we continue to be optimistic about the economic outlook, if the investment backdrop is anything but ideal, we believe fixed income investors could be looking at a very challenging year.

In light of this, we believe the expected stability and known values of RSCFIF’s cash flows makes the Fund an ideal fixed income holding for such uncertain times.  Compared to equivalent fixed income or annuities, the 7% fixed yield from RSCFIF provides above average levels of current income with low volatility and strong credit quality.  In addition, although we do not see inflation as being a significant risk over the next 12 months, should it occur, a solid cash flowing investment like RSCFIF is likely to generate a relatively good yield after inflation.

570 Lexington Ave. New York, NY 10022   |   800-245-9888   |   www.rochdale.com   |   info@rochdale.com

SAN FRANCISCO     |     ORLANDO     |     DALLAS    |     RICHMOND

Investment products are not bank deposits or obligations of or guaranteed by City National Bank or any subsidiary or affiliate and are not insured by the FDIC, they involve risk, including the possible loss of principal.

A City National Company

Overall, the advantage of RSCFIF lies in preservation of principal, reliability of cash flows, and the high yield it brings to a portfolio.  The Fund is backed by well-diversified, investment grade insurance companies, which are, in our view, highly secured.  Furthermore, in light of the recurring bouts of excessive volatility over the past 15 years, we believe the addition of stable non-equity, non-traditional investments has the added benefit of providing significant diversification benefits to a portfolio.

Sincerely,

Garrett R. D’Alessandro, CFA, CAIA, AIF®
Chief Executive Officer & President
Rochdale Investment Management LLC

Important Disclosures

Performance quoted represents past performance and is unaudited. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. The most recent month-end performance can be obtained by calling 800-245-9800.

An investor should consider carefully the Fund’s investment objectives, risks, charges, and expenses.  The Private Offering Memorandum contains this and other important information about the investment company, and it may be obtained by calling 800-245-9800.  Please read it carefully before investing.  RIM Securities LLC, the affiliated broker dealer for Rochdale Investment Management LLC and the Distributor of the Fund, 570 Lexington Avenue, New York, NY 10022.

The views expressed herein represent the opinions of Rochdale Investment Management and are subject to change without notice at anytime. This information should not in any way be construed to be investment, financial, tax, or legal advice or other professional advice or service, and should not be relied on in making any investment or other decisions.

As with all investment strategies, there are risks associated with its implementation. Applicable risks include, but are not limited to, market risk, inflation risk, credit risk, and government policy risk. There is no guarantee that investment objectives will be met and the entire investment may be lost.

Rochdale Structured Claims Fixed Income Fund is considered a long term investment with limited liquidity and should not be invested in by investors whose objectives conflict with these characteristics. The limited liquidity of the Fund, due to the absence of a public market and a current investor’s limited transfer options to other investors, results in the lack of available market prices during the life of the Fund. Valuation will be provided as detailed in the Private Offering Memorandum and may be inaccurate and may also affect the value and expenses of the Fund. The Fund invests in a single issuer note, making it a non-diversified fund and more susceptible than a diversified fund to any single economic, financial, insurance industry, political or regulatory occurrence that may affect annuities, insurance companies or the Special Purpose Entity (“SPE”) structure. Performance and likelihood of future payments depend on factors such as the business standing of the SPE and its affiliates, the insurance companies, ratings of the insurer, federal and state regulation as well as human error during the transfer process.

Investment products are not bank deposits or obligations of or guaranteed by City National Bank or any subsidiary or affiliate and are not insured by the FDIC, they involve risk, including the possible loss of principal.

Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2013

Rochdale Structured Claims Fixed Income Fund, LLC

Semi-Annual Report

March 31, 2013

TABLE OF CONTENTS

Page

Financial Statements
Statement of Net Assets	2
Statement of Operations	3
Statement of Changes in Members' Capital	4
Statement of Cash Flows	5
Notes to Financial Statements	6-14
Financial Highlights	15
Investment Breakdown	16
Manager and Officer Information
Additional Information

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF NET ASSETS

March 31, 2013 (Unaudited)

ASSETS:
Investments in Securities: 100.6%

Promissory Note: 99.8%
Par Value
$34,371,803	Crescit Eundo Finance I, LLC Note, 8.10%, Series 2009-A,	$34,371,803
February 15, 2040;(1)(2) at value (cost $34,371,803)
Money Market Fund: 0.8%
Shares
267,204	First American Government Obligations Fund, 0.02%(3) (cost $267,204)	267,204
Total Investments in Securities (cost $34,639,007)(4)	34,639,007

Interest receivable	123,741
Prepaid expenses	928
Total assets	34,763,676
LIABILITIES:
Distribution payable	264,735
Payable to Advisor	14,266
Accrued expenses and other liabilities	35,468
Total liabilities	314,469

NET ASSETS	$34,449,207

Capital Units outstanding
(Unlimited number of Units authorized, no par value)	38,994.37

Net asset value, offering and redemption
price per Unit (net assets/Units outstanding)	$883.44

(1)	Illiquid restricted security.
(2)	Fair valued by Valuation Committee as delegated by the Fund's Board of Managers.
(3)	7-Day yield.
(4)	Tax cost of investments is the same.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest Income	$1,403,122

EXPENSES:
Advisory fees	43,115
Service fees	43,115
Fund accounting and fund administration fees	42,825
Audit fees	10,701
Board fees	7,775
Legal fees	6,900
Insurance expense	3,524
Custody fees	1,500
Other	1,133
Total Expenses	160,588

NET INVESTMENT INCOME	$1,242,534

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CHANGES IN MEMBERS' CAPITAL

	Six Months Ended	Year Ended
	March 31, 2013 (1)	September 30, 2012

FROM OPERATIONS
Net investment income	$1,242,534	$2,393,765

Net increase in members' capital resulting from operations	1,242,534	2,393,765

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,177,159)	(2,393,765)
From tax return of capital	(612,983)	(1,472,884)

Total distributions to members	(1,790,142)	(3,866,649)

INCREASE (DECREASE) FROM TRANSACTIONS
IN MEMBERS' CAPITAL
Proceeds from sales of members' capital units	-	222,000
Payments for purchases of members' interests	-	(233,224)
Capital adjustment (see Note 8)	215,084	-

Net increase (decrease) from capital transactions	215,084	(11,224)

Total decrease in members' capital	(332,524)	(1,484,108)

MEMBERS' CAPITAL
Beginning of period	34,781,731	36,265,839

End of period	$34,449,207	$34,781,731

(1)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

STATEMENT OF CASH FLOWS

Six Months Ended March 31, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital resulting from operations	$1,242,534
Adjustments to reconcile net increase in members' capital
resulting from operations to net cash provided by operating activities
Principal repayment of note receivable	612,983
Purchases of money market investments	(2,015,101)
Redemptions of money market investments	2,150,713
Change in operating assets and liabilities
Interest receivable	2,208
Prepaid expenses	3,304
Payable to Advisor	(159,643)
Accrued expenses and other liabilities	(24,928)

Net cash provided by operating activities	1,812,070

CASH FLOWS FROM FINANCING ACTIVITIES
Distributions	(1,812,070)

Net cash used in financing activities	(1,812,070)

Net change in cash and cash equivalents	-

CASH AND CASH EQUIVALENTS
Beginning of period	-

End of period	$-

Supplemental cash flow disclosure:
Capital adjustment (see Note 8)	$215,084

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

1.	Organization

Rochdale Structured Claims Fixed Income Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified, management investment company.  The Fund’s investment objective is to seek a steady level of current income with low volatility through investment in promissory notes secured by interests in receivables from insurance companies related to structured settlements.

Rochdale Investment Management LLC (the “Advisor” or “Rochdale”) is an investment advisor registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended, to serve as the Advisor for the Fund.

Each Shareholder (“Member”) must certify that they are a qualified investor or “accredited investor” under Federal securities law and subscribe for a minimum initial investment in the Fund of $25,000.  Brokers selling units may establish higher minimum investment requirements than the Fund and may independently charge transaction fees and additional amounts in return for their services in addition to receiving a portion of the sales charge.  The Fund is an illiquid investment and no Member will have the right to require the Fund to redeem its units.  The existence of the Fund is not expected to be perpetual, but will instead be self-liquidating over time or sold, with an expected life of between seven and fifteen years from inception.

2.	Significant Accounting Policies

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation

All investments are carried at fair value.  The Fund invested substantially all of its investable assets in the 8.10% Fixed Rate Note, Series 2009-A, which is represented by one certificate (“Note”) issued by a special purpose entity, Crescit Eundo Finance I, LLC.

The value of the Note is linked to the value of the collateral underlying the Note, which depends on a number of factors unique to the structured settlement industry. These include, but are not limited to, the nature, quality and timing of the underlying settlements; the ratings and creditworthiness of the annuity providers who are obligated under the terms of the underlying settlements, the terms which are, in turn, subject to court orders (or acknowledgment letters in the case of owned annuities) to remit payments to entities, including Settlement Funding, LLC, that are wholly-owned by Peach Holdings, LLC; the physical security of the documents that evidence the underlying settlements; and the extent to which the Fund may be assured that the Fund’s security interest in the collateral is properly perfected in accordance with the protections afforded secured creditors under Article 9 of the Uniform Commercial Code.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

The Fund’s Board has approved fair value procedures pursuant to which the Fund will value its investment in the Note.  The fair value procedures recognize that the Note is illiquid and that no market currently exists for it, save for the potential that the Advisor may be able to effect a negotiated sale of the Note held by the Fund.  The valuation shall be updated no less frequently than quarterly.  These updates shall be based on various factors, as deemed appropriate by the Pricing Committee, including without limitation, the following:

(i)	Comparisons with other fixed income opportunities available in the credit markets and spreads, on a risk adjusted basis such as, without limitation:

(a)	Swap rates: the variable rate available in a swap contract for the fixed rate payable under the Note;

(b)	Interest Rates: the Fed Funds rate (i.e. that amount the Federal Reserve charges banks for overnight borrowing) and other prevailing interest rates in the U.S.;

(c)	Credit Ratings: the weighted average rating of the Annuity Providers issuing the annuity contracts which constitute the Receivables; and

(d)	Subjective Factors: relative liquidity, creditworthiness and underlying collateral.

(ii)	Information obtained by the Advisor from the issuer of the Note relating to the financial position of such issuer and relevant affiliates;

(iii)	Cash flows payable by Annuity Providers under the Transaction Related Agreements;

(iv)	Credit Ratings assigned to the various Annuity Providers;

(v)
The occurrence of any significant market or company specific event that may affect the issuer, its affiliates, their capital structure (as contemplated under the terms of the transaction related documents) or the structured settlement industry; and

(vi)
Reported changes, if any, in the quality of the underlying collateral as a result of changes in such ratings, the creditworthiness of the issuer, its affiliates or the Annuity Providers or specific factors that may affect the value of collateral.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

For the six months ended March 31, 2013, there were no changes in the Fund’s valuation policy.

Money Market Fund

The fair value of the money market fund is the net asset value of the mutual fund investment which is calculated on a daily basis.  The money market fund is registered and regulated by the SEC.  The money market fund invests in government obligations, exclusively in short term U.S. government securities.  The money market fund provides for daily liquidity.

Fair Value Measurements

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

Fair Value Measurements (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used to value the Fund’s investments at March 31, 2013:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Note	$-	$-	$34,371,803	$34,371,803
Money Market Fund	267,204	-	-	267,204

	$267,204	$-	$34,371,803	$34,639,007

The Fund’s policy is to recognize transfers in and transfers out of each Level as of the beginning of the year.  There were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy during the reporting period, as compared to their classification from the most recent annual report.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value using significant unobservable inputs (Level 3) during the six months ended March 31, 2013:

Investment in Note
Balance, September 30, 2012	$34,984,786
Realized gain/(loss)	–
Change in unrealized appreciation/depreciation	–
Purchases	–
Principal payments	(612,983)
Balance, March 31, 2013	$34,371,803

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Security Valuation (continued)

Fair Value Measurements (continued)

Quantitative Information about Level 3 Fair Value Measurements held in the Fund:

Description	Fair Value at March 31, 2013	Valuation Technique	Unobservable Input	Range (Weighted Average)

Note	$ 34,371,803	Yield Analysis	Discount rate	8.40%

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.  In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Managers.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.  At March 31, 2013, the Fund was invested in the following restricted security:

		Principal		Price		% Net
Security	Acquisition Date	Amount	Cost	per Share	Value	Assets
Crescit Eundo Finance I, LLC Note	February 24, 2010	$34,371,803	$34,371,803	$100	$34,371,803	100.4%

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.   Significant Accounting Policies (continued)

Fund Expenses

The Fund bears expenses incurred in its business.  The expenses of the Fund include, but are not limited to, the following: management fees, legal fees; accounting and auditing fees; custody fees; costs of computing the Fund’s net asset value; expenses of preparing, printing, and filing reports and other documents with government agencies; expenses of Members’ and Board meetings; Member record keeping and Member account services, fees, and disbursements; insurance premiums; fees for investor services and other types of expenses as may be approved from time to time by the Board.

Federal Income Taxes

The Fund’s tax year end is December 31. The Fund intends to be treated as a partnership for U.S. Federal income tax purposes.  Each Member is responsible for the tax liability or benefit relating to such Member’s distributive share of taxable income or loss.  Therefore, no federal income tax provision is reflected in the accompanying financial statements.

The Fund has adopted accounting standards regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund recognizes the effect of tax positions when they are more likely than not of being sustained.  The Fund has concluded that there is no impact on the Fund’s net assets or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.  These standards require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions.  Open tax years are those open for exam by taxing authorities and include the 2010 through 2012 tax years.  During the six months ended March 31, 2013, distributions in the amount of $1,177,159 were from ordinary income for tax purposes.

Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of net assets.  Management has evaluated the Fund’s related events and transactions that occurred subsequent to March 31, 2013 through the date the financial statements were available for issuance.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

2.     Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

3.	Investment Management

The Fund has an investment management agreement with Rochdale.  The Advisor is responsible for providing investment advisory management, certain administrative services and conducts relations with the service providers to the Fund.

The Fund will pay the Advisor an investment management fee at an annual rate equal to 0.25% of the Fund’s month-end net assets.  The investment management fee will accrue and be payable monthly.

4.	Expense Reimbursement

The Advisor has contractually agreed to waive and/or reimburse the Fund’s expenses to the extent needed to limit the Fund’s annual operating expenses to 1.40% of net assets.  To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which the expenses were reimbursed or absorbed. The Fund will make no such payment, however, if its total annual operating expenses exceed the expense limit in effect at the time the expenses were reimbursed or at the time these payments are proposed.

The expense reimbursement agreement allows the Advisor to request recoupment of Covered Fund Costs, as defined in the agreement only if the distribution to Members with respect to the year for which the recoupment is sought would (after taking into account the amount of recoupment) equal or exceed the Minimum Annual Distribution, 7.00% compounded monthly per annum per Unit.  The Fund and the Advisor agree that the Advisor may request recoupment of expenses absorbed and repayment of offering costs advanced by the Advisor in the prior three years in years in which the Minimum Annual Distribution is achieved so long as the Fund’s actual annual expenses plus the amount of any requested recoupment with respect to such year, does not exceed 1.40% of net assets.  At March 31, 2013, there were no outstanding amounts subject to recoupment by the Advisor.

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

5.     Shareholder Servicing Arrangement

The Fund will pay a shareholder servicing fee to the Advisor (or its affiliates) at an annual rate of 0.25% of the Fund’s month-end net assets, including assets attributable to the Advisor (or its affiliates). Services provided include, but are not limited to, handling Member inquiries regarding the Fund (e.g., responding to questions concerning investments in the Fund, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Members and the Fund; assisting in the establishment and maintenance of Member accounts with the Fund; and assisting in the maintenance of Fund records containing Member information.

6.     Distribution to Members

The Fund intends to make distributions to Members on a monthly basis in aggregate amounts representing substantially all of its net investment income, if any, during the year.  The Fund also intends to distribute monthly proceeds from any principal paydowns on the Note, which will be designated as a return of capital to Members.  Although the Fund does not expect to realize long-term capital gains except under extraordinary circumstances (such as the sale of all or a substantial portion of the Note), if it does earn such gains, they will be paid out once each year (unless otherwise permitted by the 1940 Act).  The Fund will make distributions only if authorized by the Board and declared by the Fund out of assets legally available for these distributions.

7.     Investment Transactions

For the six months ended March 31, 2013, excluding short-term securities and U.S. Government securities, principal repayments on securities were $612,983.  There were no purchases or sales of U.S. Government securities during the six months ended March 31, 2013.

8.     Capital Adjustment

In 2010, the Fund incurred various obligations related to offering costs incurred with its initial offering to Members.  These costs were initially paid by the Advisor on the Fund’s behalf, and the Fund appropriately charged paid in capital at the time of the offering, with a corresponding liability to reflect the amount due by the Fund to the Advisor.  During the six months ended March 31, 2013, and the years ended September 30, 2012 and 2011, the Fund repaid the Advisor $53,803, $126,967, and $88,117, respectively, in full settlement for such offering costs.  During 2013 it was identified that the payments made in 2012 and 2011 had inappropriately been charged by the Fund against investment income, which resulted in an understatement of the Fund’s net assets and net investment income in amounts equal to those payments.  To correct for this accounting treatment, the Fund has recorded an adjustment to

Rochdale Structured Claims Fixed Income Fund, LLC

Notes to Financial Statements (Unaudited)

8.    Capital Adjustment (continued)

paid-in-capital of $215,084 in 2013 to eliminate the payable to the Advisor by the Fund as no amounts remain due for offering costs.

9.    Change of Independent Registered Public Accounting Firm

On December 11, 2012, the full Board of Managers, based on the recommendations and approvals of the Fund’s Audit Committee, approved KPMG LLP as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2013.

The reports of Tait Weller & Baker LLP (“TWB”), the Fund’s predecessor auditor on the Fund’s financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinions and were not qualified or modified as to uncertainty, audit scope or accounting principles.  There have been no disagreements with TWB during the Fund’s two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statements disclosure or audit scope or procedures, which disagreements, if not resolved to the satisfaction of TWB, would have caused them to make reference thereto in their reports on the Fund’s financial statements for such years, and there were no reportable events of the kind described in Item 304(a)(1)(v) of the Regulation S-K under the Securities Exchange Act of 1934, as amended.

To the best of the Fund’s knowledge, for the fiscal years ended September 30, 2011 and September 30, 2012, and through December 11, 2012, the Fund did not consult with KPMG LLP regarding the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or regarding the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

10.   Proxy Results

A joint special meeting of Members of the Fund was held on March 28, 2013 to consider approving Irwin G. Barnet, Esq., Andrew S. Clare, Daniel A. Hanwacker, Jon C. Hunt, Vernon C. Kozlen, Jay C. Nadel, William R. Sweet and James R. Wolford as members of the Board of Managers.

The following table illustrates the specifics of the vote:

	For	Against	Abstain
Units	32,248.51	-	6,745.86

Rochdale Structured Claims Fixed Income Fund, LLC

Financial Highlights
					Period from
					February 24, 2010*
	Six Months Ended		Year Ended	Year Ended	through
	March 31, 2013 (1)		September 30, 2012	September 30, 2011	September 30, 2010
Net Asset Value, beginning of period	$891.99		$929.76	$979.88	$993.10

Income from investment operations:
Net investment income	31.86		61.38	64.57	41.00
Total from investment operations	31.86		61.38	64.57	41.00

Less Distributions:
From net investment income	(30.19)		(61.38)	(64.57)	(41.00)
From return on capital	(15.72)		(37.77)	(50.12)	(13.22)
Total distributions	(45.91)		(99.15)	(114.69)	(54.22)

Capital adjustment	5.50		-	-	-
Net asset value, end of period	$883.44		$891.99	$929.76	$979.88

TOTAL RETURN - NET	4.30%	(2)(3)	6.94%	6.92%	4.21%	(2)(4)

RATIOS/SUPPLEMENTAL DATA

Members' Capital, end of period ($000's)	$34,449		$34,782	$36,266	$38,220
Portfolio Turnover	0.00%	(2)	0.00%	0.00%	1.72%	(2)
Internal Rate of Return	7.02%		6.92%	6.92%	5.89%

Ratios to Average Net Assets:
Net investment income	7.20%	(5)	6.73%	6.71%	6.92%	(5)

Expenses before waivers/reimbursements or recoupment	0.93%	(5)	1.04%	1.06%	1.20%	(5)
Expenses after waivers/reimbursements or recoupment	0.93%	(5)	1.40%	1.40%	1.20%	(5)

*	Commencement of operations.
(1)	Unaudited.
(2)	Not Annualized.
(3)
Represents total return on a net asset value basis.  For the six months ended March 31, 2013, total return includes a capital adjustment for offering costs of $5.50.  Excluding the impact of the capital adjustment, total return for the period was 4.25%.  See Note 8.

(4)	Represents total return on a net asset value basis. Using the initial offering price of $1,000.00, including offering costs of $6.90, total return for the period was 3.49%.
(5)	Annualized.

Total return is calculated for all Members taken as a whole and an individual Member's return may vary from these Fund returns based on the timing of capital transactions.

The expense ratios are calculated for all Members taken as a whole.  The computation of such ratios based on the amount of expenses assessed to an individual Member's capital may vary from these ratios based on the timing of capital transactions.

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

March 31, 2013 (Unaudited)

Investment Breakdown
(as a % of total investments)

The accompanying notes are an integral part of these financial statements.

Rochdale Structured Claims Fixed Income Fund, LLC

MANAGER AND OFFICER INFORMATION (Unaudited)

The Managers of the Fund, who were elected by the shareholders of the Fund, are responsible for the overall management of the Fund, including, general supervision and review of the investment activities of the Fund.  The Managers, in turn, elect the officers of the Fund, who are responsible for administering the day to day operations of the Fund.  The current Managers and Officers, their affiliations and principal occupations for the past five years are set forth below.  The Statement of Additional Information includes additional information about the Managers and is available, without charge, by calling 1-866-209-1967.

Affiliated Board Members and Officers of the Fund
				Number of	Other
	Position(s)	Term of Office		Funds in Fund	Directorships
	Held with	and	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Length of Time Served	During the Past Five Years	by Board Member	Manager 1

Affiliated Board Members

Andrew Clare	Board Member	Through December 31, 2020;	Attorney and Partner, Loeb & Loeb, a law firm	1	*
570 Lexington Avenue		Board Member since	(1972-present).
New York, NY 10022		March 2013
Year of Birth: 1945

Jon Hunt	Board Member	Ten years from election;	Consultant to Management (2012 – present), Chief	1	*
570 Lexington Avenue		Board Member since	Operating Officer (1998 – 2012), Director (2003 – 2012),		Nuveen Commodities
New York, NY 10022		March 2013	Convergent Capital Management LLC (investment		Asset Management, member
Year of Birth: 1951			management holding company); Director, AMBS		of Independent Committee
			Investment Management, LLC (1998 – present); SKBA		(2012 – present)
Capital Management, LLC (1998 – 2011); Mid-Continent
Capital Management LLC (2006 – 2012); Clifford Swan
Investment Capital LLC (2000 – 2011); Convergent
Wealth Advisors, LLC (2006 – 2011); Independence
Investments, LLC (2006 – 2009); and Lee Munder
Capital Group, LLC (2009 – 2012).
Officers of the Fund

Garrett R. D'Alessandro	President	Since Inception	President, Chief Executive Officer and Co-Chief	N/A	N/A
570 Lexington Avenue	Chief Executive Officer		Investment Officer of Rochdale Investment
New York, NY 10022			Management, LLC.
Year of Birth: 1957

Kurt Hawkesworth	Secretary	Since Inception	Senior Executive Vice President, Chief Operating	N/A	N/A
570 Lexington Avenue			Officer and General Counsel of Rochdale Investment
New York, NY 10022			Management, LLC.
Year of Birth: 1971

William O'Donnell	Treasurer	Since 2011	Chief Financial Officer of Rochdale Investment	N/A	N/A
570 Lexington Avenue			Management, LLC since July 2011; Financial
New York, NY 10022			Consultant, October 2009 to June 2011; Financial
Year of Birth: 1964			Officer, Compliance Officer & Corporate Secretary
Trustee - Clay Finlay Pension Plan of Clay Finlay
LLC, October 1990 to to September 2009.

Michael Gozzillo 2	Chief Compliance Officer	Since 2013	2012 to Present: Senior Vice President & Chief	N/A	N/A
570 Lexington Avenue			Compliance Officer, Rochdale Investment
New York, NY 10022			Management, LLC; Chief Compliance Officer, CNI
Year of Birth: 1965			Charter Funds. 2008 to 2012: Director & Compliance
Officer, TIAA-CREF; Chief Compliance Officer,
TIAA-CREF Life Insurance Separate Accounts.

Rochdale Structured Claims Fixed Income Fund, LLC

MANAGER AND OFFICER INFORMATION (Unaudited), Continued

Independent Board Members
				Number of	Other
	Position(s)	Term of Office		Funds in Fund	Directorships
	Held with	and	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age	Fund	Length of Time Served	During the Past Five Years	by Board Member	Manager 1

Irwin G. Barnet, Esq. 3	Board Member	Through December 31, 2015;	Attorney and of counsel, Reed Smith LLP, a	1	*
570 Lexington Avenue	Chairman	Board Member since March 2013	law firm (2009-present); Partner, Reed Smith
New York, NY 10022		and Chairman since March 2013	LLP (2003-2008); Attorney and principal,
Year of Birth: 1938			Crosby, Heafey, Roach & May P.C., a law firm
(2000-2002); Attorney and principal, Sanders,
Barnet, Goldman, Simons & Mosk, a law firm
(1980-2000).

Daniel A. Hanwacker, Sr.	Board Member	Ten years from election;	CEO and President, Hanwacker Associates,	1	*
570 Lexington Avenue		Board Member since	Inc. (asset management consulting and
New York, NY 10022		June 2011	executive search services).
Year of Birth: 1951

Vernon C. Kozlen	Board Member	Through December 31, 2018;	Retired (2007-present). President and Chief	1	*
570 Lexington Avenue		Board Member since	Executive Officer, CNI Charter Funds (2000-2007);		Windermere Jupiter Fund, LLC,
New York, NY 10022		March 2013	Executive Vice President and Director of Asset		CMS/Ironwood Multi-Strategy
Year of Birth: 1943			Management Development, CNB (1996-2007);		Fund LLC, CMS/Barlow Long-
			Director, Reed, Conner & Birdwell LLC (2000-2007)		Short Equity Fund, LLC 4
and Convergent Capital Management, LLC (2003-2007);
Chairman of the Board, CNAM (2001-2005);
Chairman of the Board, City National Securities, Inc.
(1999-2005); Director, CNAM (2001-2006), and City
National Securities, Inc. (1999-2006).

Jay C. Nadel	Board Member	Ten years from election;	Financial Services Consultant	1	*
570 Lexington Avenue		Board Member since			Lapolla Industries,
New York, NY 10022		June 2011			Inc. (2007 - present)
Year of Birth: 1958

William R. Sweet	Board Member	Through March 31, 2015;	Retired. Executive Vice President, Union Bank of	1	*
570 Lexington Avenue		Board Member since	California (1985-1996).
New York, NY 10022		March 2013
Year of Birth: 1937

Rochdale Structured Claims Fixed Income Fund, LLC

MANAGER AND OFFICER INFORMATION (Unaudited), Continued

Independent Board Members
					Number of	Other
		Position(s)	Term of Office		Funds in Fund	Directorships
		Held with	and	Principal Occupation(s)	Complex Overseen	Held by
Name, Address and Age		Fund	Length of Time Served	During the Past Five Years	by Board Member	Manager 1

	James Wolford 5	Board Member	Ten years from election;	Chief Financial Officer, Pacific Office Properties, a	1	*
	570 Lexington Avenue		Board Member since	real estate investment trust (April 2010-present);
	New York, NY 10022		March 2013	Chief Financial Officer, Bixby Land Company, a real
	Year of Birth: 1954			estate company (2004-March 2010); Regional Financial
Officer, AIMCO, a real estate investment trust (2004).
Chief Financial Officer, DBM Group, a direct mail
marketing company (2001-2004); Senior Vice President
and Chief Operating Officer, Forecast Commercial
Real Estate Service, Inc. (2000-2001); Senior Vice
President and Chief Financial Officer, Bixby Ranch
Company (1985-2000).

1	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
2	Effective May 15, 2013, Michael Gozzillo was approved as Chief Compliance Officer of the Fund by the Fund's Board of Managers, replacing William Souza.
3
During 2010, 2011 and 2012, Reed Smith LLP, of which Mr. Barnet is an attorney and of counsel, provided legal services to City National, the parent company of CNAM. In 2010, 2011 and 2012, the firm billed City National $391,192, $423,600 and $452,607, respectively, for these services. The other Independent Managers have determined that Mr. Barnet should continue to be classified as a manager who is not an “interested person” of the Fund, as defined in the 1940 Act, because Mr. Barnet was not involved with rendering any of these legal services to City National, and because Mr. Barnet’s interest in the fees billed by his firm to City National was insignificant.

4
Convergent Wealth Advisors, LLC, which is under common control with City National, serves as investment adviser to Windermere Jupiter Fund, LLC, CMS/Ironwood Multi-Strategy Fund, LLC and CMS/Barlow Long-Short Equity Fund, LLC, each of which is a private investment fund.

5
Bixby Land Company (“Bixby”), of which Mr. Wolford was the Chief Financial Officer until March 31, 2010, had obtained various loans from City National. The other Independent Managers have determined that Mr. Wolford should continue to be classified as a manager who is not an “interested person” of the Fund, as defined in the 1940 Act, because City National’s existing loans to the Company were made in the ordinary course of business and because of the minimal benefits of the loans to Mr. Wolford.

*
Includes CNI Charter Funds, Rochdale High Yield Alternative Strategies Master Fund LLC, Rochdale High Yield Alternative Strategies Fund LLC, Rochdale High Yield Alternative Strategies Fund TEI LLC, Rochdale Alternative Total Return Fund LLC, Rochdale International Trade Fixed Income Fund and Rochdale Royalty Rights Fund.

**	The Advisor is owned by City National Bank.

Rochdale Structured Claims Fixed Income Fund, LLC

Additional Information

Proxy Voting Policies and Procedures

You may obtain a description of the Fund’s proxy voting policies and procedures and information regarding how the Fund voted proxies relating to portfolio securities without charge, upon request, by contacting the Fund directly at 1-800-245-9888; or on the EDGAR Database on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Fund will file its complete schedule of portfolio holdings with the SEC at the end of the first and third fiscal quarters on Form N-Q within sixty days of the end of the quarter to which it relates.  The Fund’s Forms N-Q will be available on the SEC’s website at www.sec.gov, and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The following table provides information as of March 31, 2013:

PORTFOLIO MANAGER DISCLOSURE

List of Portfolio Managers and Biographical Information

Name	Title	Length of Service	Business Experience During Past 5 Years	Role of Portfolio Manager
William C. Miller Jr.	Senior Vice President and Director- Fixed Income Investments	Since 2013	Senior Vice President and Director- Fixed Income Investments, specializes in the research, analysis and selection of fixed income securities	Heads the team of investment professionals and is intricately involved in the firm’s day to day fixed income investments research.
Garrett R. D’Alessandro	President	Since Inception	President, CEO, Co-Chief Investment Officer and Director of Research of Rochdale Investment Management LLC.	Directs portfolio management strategies and investment research efforts and determines companies that satisfy the firm’s criteria for inclusion in client portfolios.

Name	Number of Registered Investment Companies Managed and Total Assets for Such Accounts (Including The Trust)	Beneficial Ownership of Equity Securities In Trust	Number of Other Pooled Investment Vehicles Managed and Total Assets for Such Accounts	Number of Other Accounts Managed and Total Assets For Such Accounts
William C. Miller Jr.	8, $5,385 million	$0	2, $63 million	57, $485.2 million
Garrett R. D’Alessandro	5, $905 million	$0	3, $115 million	125, $237.8 million

Mr. Miller receives an annual salary established by Rochdale Investment Management, LLC (the “Manager”). Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. Miller is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account.

Mr. D’Alessandro receives an annual salary established by the Manager. Salary levels are based on the overall performance of the Manager and not on the investment performance of any particular Portfolio or account. Like the Manager’s other employees, Mr. D’Alessandro is eligible for a bonus annually. Such bonuses are also based on the performance of the Manager as a whole and not on the investment performance of any particular Portfolio or account. Additionally, Mr. D’Alessandro owns a substantial portion of the Manager and, accordingly, benefits from any profits earned by the Manager.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant’s board of managers.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Rochdale Structured Claims Fixed Income Fund, LLC

By (Signature and Title)          /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date              6/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro, President

Date              6/6/13

By (Signature and Title)          /s/ William O’Donnell
William O’Donnell, Treasurer

Date              6/6/13